Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of revenue from contracts with customers and geographical location

	For the year ended 31 December
In USD	2021	2020	2019
Business to customers	18,744,932	6,642,609	5,953,186

Business to business – SaaS	8,535	—	—
Business to business – TaaS	19,591,786	10,669,677	6,398,360

	19,600,321	10,669,677	6,398,360

	38,345,253	17,312,286	12,351,546

The following table presents the Group’s revenue reconciliation disaggregated by geographical location. Revenue by geographical location is based on where the transaction occurred.

	For the year ended 31 December
In USD	2021	2020	2019
Egypt	25,011,807	14,981,243	12,010,701
Pakistan	10,391,287	1,502,884	154,818
Kenya	1,873,051	824,656	186,027
Others	1,069,108	3,503	—

	38,345,253	17,312,286	12,351,546